Note 2 - Revenue Recognition (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Contract with Customer, Asset, after Allowance for Credit Loss, Current	$ 0.6	$ 0.9
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Food Packaging [Member]
Concentration Risk, Percentage	98.00%